Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued staff costs	$ 6,239	$ 17,851
Accrued administrative expenses	54,888	31,763
Other payables	217,680	224,957
Total	$ 278,807	$ 274,571